Cost of revenue (Tables)	12 Months Ended
Mar. 31, 2020
Cost of revenue
Schedule of cost of revenue

	For the years ended March 31,
	2020	2019	2018
Amortization expenses	$6,309,065	$6,324,124	$3,968,113
Depreciation expenses of server hardware	2,663,616	900,608	393,242
Resource usage fees	1,493,073	1,573,653	—
Virtual simulation fee	820,806	—	—
Website maintenance fee	344,555	356,523	227,199
Raw material consumption fees	86,117	156,790	59,132
Other	80,638	146,861	67,733
Total	$11,797,870	$9,458,559	$4,715,419